Expense Example, No Redemption (Vanguard Wellington Fund, USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Wellington Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Vanguard Wellington Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	$ 243